Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds V
Prospectus Date	rr_ProspectusDate	Mar. 08, 2019
Document Creation Date	dei_DocumentCreationDate	Apr. 09, 2020